Accrued Warranty Costs - Additional Information (Detail) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Sep. 30, 2012 CNY	Dec. 31, 2011 CNY
Accrued Warranty [Line Items]
Accrued warranty costs	$ 28,607	175,077	$ 29,063	177,869	171,470	162,133